Total
BNY Mellon New Jersey Municipal Bond Fund, Inc.
Fund Summary
May 16, 2023 BNY MELLON NEW JERSEY MUNICIPAL BOND FUND, INC. Supplement to Current Summary Prospectus and Prospectus

Effective on or about July 1, 2023 (the "Effective Date"), the following information supersedes and replaces any contrary information in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon New Jersey Municipal Bond Fund, Inc.	Class A		Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon New Jersey Municipal Bond Fund, Inc.		Class A	Class C	Class I	Class Y	Class Z
Management fees	[1]	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) fees		none	0.75%	none	none	none
Shareholder services fees		0.25%	0.25%	none	none	0.06%
Miscellaneous other expenses		0.11%	0.32%	0.12%	0.12%	0.12%
Total other expenses		0.36%	0.57%	0.12%	0.12%	0.18%
Total annual fund operating expenses		0.81%	1.77%	0.57%	0.57%	0.63%
Fee waiver and/or expense reimbursement	[2]		(0.17%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.81%	1.60%	0.57%	0.57%	0.63%
[1]	Restated to reflect management fees as of the Effective Date.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60%. On or after May 1, 2024, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example
Expense Example - BNY Mellon New Jersey Municipal Bond Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	529	697	879	1,407
Class C	263	541	943	2,070
Class I	58	183	318	714
Class Y	58	183	318	714
Class Z	64	202	351	786

Expense Example No Redemption - BNY Mellon New Jersey Municipal Bond Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	529	697	879	1,407
Class C	163	541	943	2,070
Class I	58	183	318	714
Class Y	58	183	318	714
Class Z	64	202	351	786